Average Annual Total Returns	Eaton Vance California Municipal Opportunities Fund Bloomberg Barclays Municipal Bond Index One Year	Eaton Vance California Municipal Opportunities Fund Bloomberg Barclays Municipal Bond Index Five Years	Eaton Vance California Municipal Opportunities Fund Bloomberg Barclays Municipal Bond Index Ten Years	Eaton Vance California Municipal Opportunities Fund Bloomberg Barclays California Municipal Bond Index One Year	Eaton Vance California Municipal Opportunities Fund Bloomberg Barclays California Municipal Bond Index Five Years	Eaton Vance California Municipal Opportunities Fund Bloomberg Barclays California Municipal Bond Index Ten Years	Eaton Vance California Municipal Opportunities Fund Class A One Year	Eaton Vance California Municipal Opportunities Fund Class A Five Years	Eaton Vance California Municipal Opportunities Fund Class A Ten Years	Eaton Vance California Municipal Opportunities Fund Class A After Taxes on Distributions One Year	Eaton Vance California Municipal Opportunities Fund Class A After Taxes on Distributions Five Years	Eaton Vance California Municipal Opportunities Fund Class A After Taxes on Distributions Ten Years	Eaton Vance California Municipal Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance California Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance California Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance California Municipal Opportunities Fund Class C One Year	Eaton Vance California Municipal Opportunities Fund Class C Five Years	Eaton Vance California Municipal Opportunities Fund Class C Ten Years	Eaton Vance California Municipal Opportunities Fund Class I One Year	Eaton Vance California Municipal Opportunities Fund Class I Five Years	Eaton Vance California Municipal Opportunities Fund Class I Ten Years	Eaton Vance Massachusetts Municipal Income Fund Bloomberg Barclays Municipal Bond Index One Year	Eaton Vance Massachusetts Municipal Income Fund Bloomberg Barclays Municipal Bond Index Five Years	Eaton Vance Massachusetts Municipal Income Fund Bloomberg Barclays Municipal Bond Index Ten Years	Eaton Vance Massachusetts Municipal Income Fund Bloomberg Barclays Massachusetts Municipal Bond Index One Year	Eaton Vance Massachusetts Municipal Income Fund Bloomberg Barclays Massachusetts Municipal Bond Index Five Years	Eaton Vance Massachusetts Municipal Income Fund Bloomberg Barclays Massachusetts Municipal Bond Index Ten Years	Eaton Vance Massachusetts Municipal Income Fund Class A One Year	Eaton Vance Massachusetts Municipal Income Fund Class A Five Years	Eaton Vance Massachusetts Municipal Income Fund Class A Ten Years	Eaton Vance Massachusetts Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Massachusetts Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Massachusetts Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Massachusetts Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Massachusetts Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Massachusetts Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Massachusetts Municipal Income Fund Class C One Year	Eaton Vance Massachusetts Municipal Income Fund Class C Five Years	Eaton Vance Massachusetts Municipal Income Fund Class C Ten Years	Eaton Vance Massachusetts Municipal Income Fund Class I One Year	Eaton Vance Massachusetts Municipal Income Fund Class I Five Years	Eaton Vance Massachusetts Municipal Income Fund Class I Ten Years	Eaton Vance National Municipal Income Fund Bloomberg Barclays Municipal Bond Index One Year	Eaton Vance National Municipal Income Fund Bloomberg Barclays Municipal Bond Index Five Years	Eaton Vance National Municipal Income Fund Bloomberg Barclays Municipal Bond Index Ten Years	Eaton Vance National Municipal Income Fund Class A One Year	Eaton Vance National Municipal Income Fund Class A Five Years	Eaton Vance National Municipal Income Fund Class A Ten Years	Eaton Vance National Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance National Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance National Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance National Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance National Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance National Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance National Municipal Income Fund Class C One Year	Eaton Vance National Municipal Income Fund Class C Five Years	Eaton Vance National Municipal Income Fund Class C Ten Years	Eaton Vance National Municipal Income Fund Class I One Year	Eaton Vance National Municipal Income Fund Class I Five Years	Eaton Vance National Municipal Income Fund Class I Ten Years	Eaton Vance New York Municipal Income Fund Bloomberg Barclays Municipal Bond Index One Year	Eaton Vance New York Municipal Income Fund Bloomberg Barclays Municipal Bond Index Five Years	Eaton Vance New York Municipal Income Fund Bloomberg Barclays Municipal Bond Index Ten Years	Eaton Vance New York Municipal Income Fund Bloomberg Barclays New York Municipal Bond Index One Year	Eaton Vance New York Municipal Income Fund Bloomberg Barclays New York Municipal Bond Index Five Years	Eaton Vance New York Municipal Income Fund Bloomberg Barclays New York Municipal Bond Index Ten Years	Eaton Vance New York Municipal Income Fund Class A One Year	Eaton Vance New York Municipal Income Fund Class A Five Years	Eaton Vance New York Municipal Income Fund Class A Ten Years	Eaton Vance New York Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance New York Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance New York Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance New York Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance New York Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance New York Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance New York Municipal Income Fund Class C One Year	Eaton Vance New York Municipal Income Fund Class C Five Years	Eaton Vance New York Municipal Income Fund Class C Ten Years	Eaton Vance New York Municipal Income Fund Class I One Year	Eaton Vance New York Municipal Income Fund Class I Five Years	Eaton Vance New York Municipal Income Fund Class I Ten Years	Eaton Vance Ohio Municipal Income Fund Bloomberg Barclays Municipal Bond Index One Year	Eaton Vance Ohio Municipal Income Fund Bloomberg Barclays Municipal Bond Index Five Years	Eaton Vance Ohio Municipal Income Fund Bloomberg Barclays Municipal Bond Index Ten Years	Eaton Vance Ohio Municipal Income Fund Bloomberg Barclays Ohio Municipal Bond Index One Year	Eaton Vance Ohio Municipal Income Fund Bloomberg Barclays Ohio Municipal Bond Index Five Years	Eaton Vance Ohio Municipal Income Fund Bloomberg Barclays Ohio Municipal Bond Index Ten Years	Eaton Vance Ohio Municipal Income Fund Class A One Year	Eaton Vance Ohio Municipal Income Fund Class A Five Years	Eaton Vance Ohio Municipal Income Fund Class A Ten Years	Eaton Vance Ohio Municipal Income Fund Class A After Taxes on Distributions One Year	Eaton Vance Ohio Municipal Income Fund Class A After Taxes on Distributions Five Years	Eaton Vance Ohio Municipal Income Fund Class A After Taxes on Distributions Ten Years	Eaton Vance Ohio Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Eaton Vance Ohio Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Eaton Vance Ohio Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Eaton Vance Ohio Municipal Income Fund Class C One Year	Eaton Vance Ohio Municipal Income Fund Class C Five Years	Eaton Vance Ohio Municipal Income Fund Class C Ten Years	Eaton Vance Ohio Municipal Income Fund Class I One Year	Eaton Vance Ohio Municipal Income Fund Class I Five Years	Eaton Vance Ohio Municipal Income Fund Class I Ten Years	Eaton Vance Ohio Municipal Income Fund Class I Inception Date
Total	5.21%	3.90%	4.62%	5.15%	3.84%	5.06%	0.29%	2.87%	4.85%	0.13%	2.74%	4.79%	0.84%	2.66%	4.52%	3.52%	3.09%	4.59%	5.57%	4.13%	5.63%	5.21%	3.90%	4.62%	5.29%	3.67%	4.38%	(0.58%)	1.93%	4.18%	(0.61%)	1.89%	4.14%	0.59%	2.07%	4.03%	2.60%	2.16%	3.90%	4.59%	3.13%	4.89%	5.21%	3.90%	4.62%	0.80%	3.32%	5.24%	0.74%	3.23%	5.16%	1.49%	3.22%	4.97%	4.00%	3.56%	4.96%	6.05%	4.59%	5.99%	5.21%	3.90%	4.62%	4.56%	3.60%	4.34%	0.49%	2.73%	4.70%	(0.34%)	2.55%	4.61%	1.23%	2.62%	4.44%	3.76%	2.94%	4.42%	5.74%	3.94%	5.42%	5.21%	3.90%	4.62%	5.62%	3.89%	4.66%	0.39%	2.72%	4.34%	0.37%	2.72%	4.33%	1.33%	2.78%	4.21%	3.52%	2.94%	4.06%	5.52%	3.91%	5.06%	Aug. 03, 2010